Foregiveness of Debt Disclosure (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2019	Jan. 31, 2020	Jan. 31, 2019
Forgiveness of debt	$ 114,892	$ 0	$ 189,228	$ 0	$ 0	$ 162,723
Notes payable	15,509		15,509		$ 24,451	27,019
Debt from service providers
Forgiveness of debt						124,512
Reversal of old debt (statute of limitations)
Forgiveness of debt						$ 38,211
Reversal of an old debt in Chile
Forgiveness of debt			74,336
Agreement to forgive debt with former legal rep in Chile
Forgiveness of debt			114,892
Payment of debt extinguishment agreement			25,000
Notes payable	$ 15,000		$ 15,000